Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 268,000	$ 4,400,000
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	12,300,000
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	13,000,000
Limited partnership interests	99,820,000	71,383,000
Write-downs of limited partnership	2,195,000	21,804,000	45,075,000
Commercial mortgage loans, net of valuation allowance	570,400,000	564,800,000
Total impaired mortgage loans		2,900,000
Valuation allowance on impaired mortgage loans		637,000	1,670,000	4,250,000
Average balance impaired mortgage loans	1,200,000	4,400,000	11,100,000
Interest income on collateral, net of fees	0	0	487,000
Debt securities	6,139,925,000	6,253,484,000
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	70,100,000	39,000,000
Write-downs of limited partnership
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	29,700,000	32,400,000
Write-downs of limited partnership
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	22,100,000	29,900,000	32,700,000
Gross losses realized on sales of fixed income securities	16,000,000	10,700,000	17,200,000
Write-downs of limited partnership	2,832,000	20,162,000	42,153,000
Fixed income securities on loan	57,900,000	59,300,000
Debt securities	6,139,925,000	6,253,484,000
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	2,900,000
Investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	8,600,000
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	4,200,000
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	8,800,000
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost, unrealized loss position of 12 or more consecutive months	8,600,000
Debt securities	$ 288,100,000	$ 317,200,000